UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  028-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

 /s/    Christopher D. Johnson     Waltham, MA/USA     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $488,192 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101    11718   577800 SH       SOLE                   577800        0        0
AMAZON COM INC                 COM              023135106    10394    57700 SH       SOLE                    57700        0        0
BONA FILM GROUP LTD            SPONSORED ADS    09777B107     4000   625000 SH       SOLE                   625000        0        0
CARTER INC                     COM              146229109    16147   564000 SH       SOLE                   564000        0        0
CIGNA CORP                     COM              125509109    19483   440000 SH       SOLE                   440000        0        0
CROWN CASTLE INTL CORP         COM              228227104    18484   434400 SH       SOLE                   434400        0        0
DAVITA INC                     COM              23918K108    17102   200000 SH       SOLE                   200000        0        0
EXPRESS SCRIPTS INC            COM              302182100    29084   523000 SH       SOLE                   523000        0        0
HEALTH NET INC                 COM              42222G108    17985   550000 SH       SOLE                   550000        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    12240   309315 SH       SOLE                   309315        0        0
MEDNAX INC                     COM              58502B106    49453   742433 SH       SOLE                   742433        0        0
NATIONAL CINEMEDIA INC         COM              635309107    14266   764096 SH       SOLE                   764096        0        0
PHH CORP                       COM NEW          693320202    15130   695000 SH       SOLE                   695000        0        0
POPULAR INC                    COM              733174106    36972 12661767 SH       SOLE                 12661767        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    10118   255000 SH       SOLE                   255000        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    16129   322000 SH       SOLE                   322000        0        0
SLM CORP                       COM              78442P106    28458  1860000 SH       SOLE                  1860000        0        0
SOLARWINDS INC                 COM              83416B109     1173    50000 SH       SOLE                    50000        0        0
SOUTHWEST AIRLS CO             COM              844741108     2526   200000 SH       SOLE                   200000        0        0
TRANSDIGM GROUP INC            COM              893641100    90424  1078656 SH       SOLE                  1078656        0        0
TYLER TECHNOLOGIES INC         COM              902252105     4567   192600 SH       SOLE                   192600        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    52301  1050000 SH       SOLE                  1050000        0        0
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102    10038   649282 SH       SOLE                   649282        0        0